Basis of Presentation and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
NOTE 2 – Basis of Presentation and Summary of Significant Accounting Policies

Basis of Presentation

The condensed consolidated financial statements included herein have been prepared by us without audit, pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”) and should be read in conjunction with the audited financial statements for the year ended December 31, 2013. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted, as permitted by the SEC, although we believe the disclosures that are made are adequate to make the information presented herein not misleading.  The accompanying consolidated financial statements reflect, in the opinion of management, all normal recurring adjustments necessary to present fairly our financial position at June 30, 2014, and the results of our operations and cash flows for the periods presented. We derived the December 31, 2013 condensed consolidated balance sheet data from audited financial statements, but do not include all disclosures required by GAAP.  Interim results are subject to seasonal variations and the results of operations for the six months ended June 30, 2014 and 2013, are not necessarily indicative of the results to be expected for the full year.

Going Concern

The condensed consolidated financial statements as of and for the six months ended June 30, 2014, and as of December 31, 2013 have been prepared assuming that the Company will continue as a going concern.  As of June 30, 2014, the Company has yet to achieve profitable operations and is dependent on its ability to raise capital from stockholders or other sources to sustain operations and to ultimately achieve viable operations. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

The Company’s plans to address these matters include, raising additional financing through offering its shares of capital stock in private and/or public offerings of its securities and through debt financing if available and needed. The Company plans to become profitable by upgrading the capacity and capabilities at its existing operating facilities, continuing to implement its patent-pending technology in international markets, and acquiring profitable glycol recycling companies, which are looking to take advantage of the Company’s public company status and improve their profitability through a combined synergy. The Company expects gross margins to increase as the costs associated with integration continue to decline and sales of our T1TM material reach plan levels.

NOTE 2 – Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation

The accompanying consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States (“GAAP”), and pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC").

Consolidation

These consolidated financial statements include the accounts of GlyEco, Inc., and its wholly-owned subsidiaries. All significant intercompany accounting transactions have been eliminated as a result of consolidation. The subsidiaries include: GlyEco Acquisition Corp #1 ("Acquisition Sub #1”); GlyEco Acquisition Corp #2 ("Acquisition Sub #2”); GlyEco Acquisition Corp #3 ("Acquisition Sub #3”); GlyEco Acquisition Corp #4 ("Acquisition Sub #4”); GlyEco Acquisition Corp #5 ("Acquisition Sub #5”); GlyEco Acquisition Corp #6 ("Acquisition Sub #6”); and GlyEco Acquisition Corp. #7 (“Acquisition Sub #7”).

Operating Segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated on a regular basis by the chief operating decision maker, or decision making group, in deciding how to allocate resources to an individual segment and in assessing the performance of the segment. Operating segments may be aggregated into a single operating segment if the segments have similar economic characteristics, among other criteria. The Company operates as one segment.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported revenues and expenses during the reporting periods. Because of the use of estimates inherent within the financial reporting process, actual results may differ significantly from those estimates.  Significant estimates include, but are not limited to, items such as, the allowance of doubtful accounts, the value of stock-based compensation and warrants, the allocation of the purchase price in the various acquisitions, and the realization of property, plant and equipment, goodwill, other intangibles and their estimated useful lives.

Cash and Cash Equivalents

All highly liquid investments with maturities of three months or less at the time of purchase are considered to be cash equivalents.

Revenue Recognition

The Company recognizes revenue when four basic criteria have been met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services rendered; (3) the fee is fixed and determinable; and (4) collectability is reasonably assured. Cost of products sold consists of the cost of the purchased goods and labor related to the corresponding sales transaction. The Company recognizes revenue from services at the time the services are completed. Shipping costs passed to the customer are included in the net sales.

Costs

Cost of goods sold includes all direct material and labor costs and those indirect costs of bringing raw materials to sale condition, including depreciation of equipment used in manufacturing and shipping and handling costs. We have entered into a Manufacturing and Distribution Agreement (M&D Agreement) with Full Circle MFG Group, Inc. (“Full Circle”) to provide us with recycling and production services, which is included in related party in cost of goods sold as Full Circle is owned by a member of our Board of Directors. Selling, general, and administrative costs are charged to operating expenses as incurred. Research and development costs are expensed as incurred and are included in operating expenses.  Advertising costs are expensed as incurred. Total advertising costs for 2013 and 2012 were $86,000 and $4,000, respectively.

Accounts Receivable

Accounts receivable are recognized and carried at the original invoice amount less an allowance for expected uncollectible amounts. Inherent in the assessment of the allowance for doubtful accounts are certain judgments and estimates including, among others, the customer's willingness or ability to pay, the Company's compliance with customer invoicing requirements, the effect of general economic conditions and the ongoing relationship with the customer. Accounts with outstanding balances longer than the payment terms are considered past due and we do not charge interest on past due balances. The Company writes off trade receivables when all collection efforts have been exhausted. Bad debt expense is reflected as a component of general and administrative expenses in the consolidated statements of operations.

Inventory

Inventories are reported at the lower of cost or market. The cost of raw materials, including feedstocks and additives, is determined on an average unit cost of the units in a production lot. Work-in-process represents labor, material and overhead costs associated with the manufacturing costs at an average unit cost of the units in the production lot. The Company periodically reviews its inventories for obsolete or unsalable items and adjusts its carrying value to reflect estimated realizable values. There was no allowance for obsolete inventory as of December 31, 2013 and 2012.

Property and Equipment

Property and Equipment is stated at cost. The Company provides depreciation on the cost of its equipment using the straight-line method over an estimated useful life, ranging from five to twenty-five years, and zero salvage value. Expenditures for repairs and maintenance are charged to expense as incurred. The upgrades to our NJ Processing Center are scheduled to be completed in 2014, at which time depreciation is expected to commence. As of December 31, 2013, the Company incurred and capitalized Construction in Process totaling $2,117,001. The estimated cost to be incurred in 2014 to complete upgrades at the processing center is approximately $2,000,000 million. Depreciation expense for the years ended December 31, 2013 and 2012, was $258,162 and $70,641, respectively.

For purposes of computing depreciation, the useful lives of property and equipment are:

Leasehold improvements	5 years

Machinery and Equipment	3-25 years

Fair Value of Financial Instruments

The Company has adopted the framework for measuring fair value that establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and lowest priority to unobservable inputs (Level 3 measurements).

The three levels of inputs that may be used to measure fair value are as follows:

●	Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date;

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Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data; and

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Level 3: Significant unobservable inputs that reflect a reporting entity's own assumptions that market participants would use in pricing an asset or liability. Valuation is generated from model-based techniques with the unobservable assumptions reflecting our own estimate of assumptions that market participants would use in pricing the asset or liability.

Cash, accounts receivable, other current assets, accounts payable and other accrued liabilities, and shares of Series AA Preferred Stock are reflected in the balance sheet at their estimated fair values primarily due to their short-term nature. As to long-term capital leases and notes payable, estimated fair values are based on borrowing rates currently available to the Company for loans with similar terms and maturities, which represent level 3 input levels. The Company did not engage in any transaction involving derivative instruments. Fair value accounting has been applied to the initial valuation of warrants issued, intangible assets, and goodwill, which is discussed in the respective notes.

Net Loss per Share Calculation

The basic net loss per common share is computed by dividing the net loss by the weighted average number of shares outstanding during a period. Diluted income per common share is computed by dividing the net income, adjusted on an as if converted basis, by the weighted average number of common shares outstanding plus potentially dilutive securities. The Company has other potentially dilutive securities outstanding that are not shown in a diluted net loss per share calculation because their effect in both 2013 and 2012 would be anti-dilutive. These potentially dilutive securities excluded from the calculation include Series AA Preferred Stock, options and warrants. At December 31, 2013, these securities included warrants of 19,530,441 and stock options of 10,133,506 for a total of 29,663,947. At December 31, 2012, these securities included warrants of 12,307,558 and stock options of 6,837,606 for a total of 19,145,164. In addition, at December 31, 2013, there are 2,342,740 common shares that can potentially be issued upon the conversion of the Series AA Convertible Preferred Stock. There were no shares of Series AA Convertible Preferred Stock outstanding at December 31, 2012.

Provision for Taxes

The Company accounts for its income taxes in accordance with the Income Taxes Topic of ASC 740, Income Taxes, which requires recognition of deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. An allowance for the deferred tax asset is established if it is more likely than not that the asset will not be realized.

Stock Based Compensation

All share-based payments to employees, including grants of employee stock options, are expensed based on their estimated fair values at the grant date, in accordance with ASC 718. Compensation expense for stock options is recorded over the vesting period using the estimated fair value on the date of grant, as calculated by the Company using the Black-Scholes model. The Company classifies all share-based awards as equity instruments.

See Note 12 for a description of the Company’s share-based compensation plans and information related to awards granted under the plans.

Non-employee stock-based compensation is accounted for based on the fair value of the related stock or options or the fair value of the goods or services on the grant date, whichever is more readily determinable.

Reclassification of Prior Year Amounts

Certain prior year numbers have been reclassified to conform to the current year presentation. These reclassifications have not affected the net loss as previously reported.

Recently Issued Accounting Pronouncements

There were various accounting standards and interpretations issued recently, none of which are expected to a have a material impact on our consolidated financial position, operations or cash flows.